Subsequent events (Details) € in Millions, $ in Millions		12 Months Ended
	Feb. 03, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 31, 2022 USD ($)
Subsequent events
Target share future buyback		€ 600
Repurchase period		2 years
Significant commitments or contingent liabilities | NGP Capital's Fund V
Subsequent events
Other guarantees and financing commitments | $			$ 400
Share transactions
Subsequent events
Target share future buyback	€ 600
Repurchase period	2 years